LEASE (Details Narrative) - USD ($)					3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 01, 2024	Dec. 20, 2023	Sep. 08, 2021	Aug. 01, 2021	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 19, 2023	Jun. 02, 2021
Monthly lease payment			$ 300	$ 7,000		$ 1,727
Lease termination date				Oct. 31, 2025		Oct. 31, 2025
Deposit										$ 52,362
Security deposit									$ 2,063	$ 17,454
Lease right-of-use asset	$ 61,000		17,000	$ 316,000		$ 204,243	$ 73,449	$ 204,243
Lease liability values	$ 61,000		$ 17,000	$ 316,000			71,885
Borrowing rate	14.50%		5.75%	5.75%
Gain on lease termination							$ 32,375
Operating lease description		The monthly rates are $2,063 for April 1, 2024 through March 31, 2025, $2,192 for the second year of April 1, 2025 through March 31, 2026 and $2,320 for the final year
TEXAS
Lease right-of-use asset					$ 153,000
Lease liability values					175,000
Gain on lease termination					$ 22,000